Average Annual Total Returns (Vanguard Dividend Appreciation Index Fund ETF)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015	Based on Market Value Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015	NASDAQ US Dividend Achievers Select Index Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%	9.53%	6.09%	10.06%	10.12%
Five Years	14.05%	13.60%	11.30%	14.05%	14.16%
Since Inception	7.95%	7.57%	6.42%	7.95%	8.09%